LEASES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023		$ 2,722
2024		2,817
2025		2,353
2026		1,891
2027		1,831
Thereafter		8,934
Total Lease Payments		20,548
Less: Discount		(5,464)
Total Operating Lease Liabilities	$ 14,437	$ 15,084	$ 23,950